2002	2003	2004	2005	2006	2007	2008
Jan	-	1.79%	2.53%	0.51%	1.63%	1.59%	-1.33%
Feb	-	0.70%	0.60%	1.39%	0.59%	1.13%	0.72%
Mar	-	0.70%	0.32%	-0.26%	1.21%	0.95%	-0.65%
Apr	-	2.58%	0.18%	-0.41%	0.74%	1.67%	0.52%
May	-	1.55%	0.28%	0.23%	0.63%	1.55%	0.06%
Jun	-	2.29%	1.02%	0.69%	0.05%	0.03%	-0.48%
Jul	-	0.02%	0.36%	1.47%	0.49%	-0.45%	-0.70%
Aug	-	0.71%	0.53%	0.90%	0.68%	-1.23%	-0.57%
Sep	0.08%	2.21%	0.77%	0.44%	0.51%	1.26%	-2.23%
Oct	-0.28%	1.89%	0.78%	0.00%	1.89%	1.05%	-
Nov	1.99%	1.21%	2.05%	0.61%	1.52%	-0.69%	-
Dec	1.23%	1.88%	1.57%	0.91%	1.31%	0.20%	-
YTD	**3.05%**	**18.97%**	**11.53%**	**6.62%**	**11.84%**	**7.22%**	**-4.60%**

AETOS CAPITAL DISTRESSED INVESTMENT STRATEGIES FUND

-

-

-

-9.45%

0.27

12.23%

6.02%

5.18%

0.23%

-21.97%

S&P 500 DRI
Index

-

-

-

0.16

Beta: MSCI World Index

-

-

-15.24%

0.40

13.03%

7.91%

7.33%

0.75%

-26.04%

MSCI

World Index

-

-

0.14

Beta:  S&P 500 DRI Index

-

-

0.07

Beta: Lehman Aggregate Bond Index

-2.44%

-

-3.47%

Largest Calendar Qtr. Drawdown

0.45

-

1.88

Sharpe Ratio

3.55%

0.43%

3.24%

Annualized Standard Deviation

4.27%

2.68%

8.77%

Average Annualized Return

Since inception through 9/30/08 :

3.79%

3.01%

7.41%

5 Years Annualized Return

4.15%

3.76%

5.12%

3 Years Annualized Return

3.66%

2.12%

-4.07%

1 Year Annualized Return

Lehman
Aggregate
Bond Index

90-Day Treasury

Bills

Aetos Capital
Distressed Investment
Strategies Fund

As of 9/30/08:

Performance (net of fees in US$ terms) 1

1    Performance figures shown are net of investment advisory and performance fees of 0.75% of assets annually and 10% of profits above the three month Treasury bill return, respectively.  The returns also reflect Fund level expenses, some of which have been waived and/or reimbursed by the Investment Advisor.  Returns would have been lower without such waivers and reimbursements.
Past performance is not indicative of future returns.

Strategy Allocation as of November 1, 2008

Distressed Core: 32%

Distressed Liquid: 41%

Distressed Multi-Strategy: 27%

Number of Managers =  6                    Average Position Size = 16.8%

Number of Strategies = 3                     Maximum Position Size = 28.6%

Median Position Size = 17.8%